Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2012 and 2011:

(in thousands)	2012	2011
Prepaid expenses	$30,354	$27,832
Amounts held in escrow in connection with acquisitions	7,521	7,026
Value added tax	10,221	9,488
Other receivables	7,267	14,709
	$55,363	$59,055